Stock-Based Compensation - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, exercise price per share	¥ 0
Cash deferred graded-vesting period	3 years
Compensation cost related to non-vested awards not yet recognized | ¥	¥ 1,757
Performance-based stock compensation, recognition period	1 year 8 months 26 days
MHFG Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, shares of common stock to be issued or transferred upon exercise of each of the stock acquisition rights | shares	1,000
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, contractual term (in years)	20 years